UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: April 30, 2011

Item 1.	Schedule of Investments

Investments in Affiliated Funds
Columbia Income Builder Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (28.3%)

DIVIDEND INCOME (10.1%)

Columbia Dividend Opportunity Fund	9,520,181	$81,873,554

INTERNATIONAL (2.0%)

Columbia Multi-Advisor International Equity Fund	1,245,037	16,372,238

REAL ESTATE (4.9%)

Columbia Real Estate Equity Fund(a)	2,892,251	39,768,449

U.S. LARGE CAP (5.2%)

Columbia Large Core Quantitative Fund	1,288,925	7,720,665
Columbia Large Value Quantitative Fund(a)	4,381,906	34,397,961

Total		42,118,626

U.S. SMALL CAP (6.1%)

RiverSource Disciplined Small Cap Value Fund(a)	4,899,045	49,382,374

Total Equity Funds
(Cost: $194,929,321)		$229,515,241

Fixed-Income Funds (65.6%)

EMERGING MARKETS (6.9%)

Columbia Emerging Markets Bond Fund(a)	4,848,998	$55,569,517

FLOATING RATE (5.2%)

Columbia Floating Rate Fund(a)	4,634,714	42,175,902

GLOBAL BOND (2.0%)

Columbia Global Bond Fund	2,184,984	16,234,434

	Shares	Value

Fixed-Income Funds (continued)

HIGH YIELD (14.7%)

Columbia High Yield Bond Fund(a)	41,691,355	$119,237,275

INFLATION PROTECTED SECURITIES (6.9%)
Columbia Inflation Protected Securities Fund(a)	5,183,456	55,618,480

INVESTMENT GRADE (29.9%)

Columbia Diversified Bond Fund	22,474,659	114,396,014
Columbia Limited Duration Credit Fund	2,175,491	21,885,446
Columbia U.S. Government Mortgage Fund(a)	19,590,787	105,790,248

Total		242,071,708

Total Fixed-Income Funds
(Cost: $477,702,501)		$530,907,316

Alternative Investments (6.0%)

Columbia Absolute Return Currency & Income Fund(a)(b)	2,350,471	$24,068,819
Columbia Absolute Return Multi Strategy Fund(a)(b)	799,806	7,990,061
Columbia Convertible Securities Fund	1,020,813	16,261,548

Total Alternative Investments
(Cost: $47,626,121)		$48,320,428

Cash Equivalents (0.1%)

MONEY MARKET (0.1%)

Columbia Money Market Fund, 0.106%(c)	893,438	$893,438

Total Cash Equivalents
(Cost: $893,438)		$893,438

Total Investments in Affiliated Funds
(Cost: $721,151,381)(d)		$809,636,423(e)
Other Assets and Liabilities		(164,977)

Net Assets		$809,471,446

Notes to Investments in Affiliated Funds

(a)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

RiverSource Disciplined Small Cap Value Fund	91.79%
Columbia Emerging Markets Bond Fund	19.66
Columbia Absolute Return Currency & Income Fund	15.12
Columbia Absolute Return Multi Strategy Fund	14.17
Columbia U.S. Government Mortgage Fund	13.10
Columbia Inflation Protected Securities Fund	10.53
Columbia Large Value Quantitative Fund	8.15
Columbia Floating Rate Fund	6.87
Columbia High Yield Bond Fund	6.37
Columbia Real Estate Equity Fund	5.25

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $721,151,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$88,931,000
Unrealized Depreciation	(446,000)

Net Unrealized Appreciation	$88,485,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$809,636,423	$—	$—	$809,636,423
(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Aggressive Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (83.7%)

DIVIDEND INCOME (3.6%)

Columbia Dividend Opportunity Fund	2,614,771	$22,487,034

INTERNATIONAL (18.7%)

Columbia Asia Pacific ex-Japan Fund	348,354	3,145,637
Columbia Emerging Markets Fund	55,316	658,816
Columbia Emerging Markets Opportunity Fund	722,371	7,743,818
Columbia European Equity Fund	969,244	6,455,165
Columbia Global Equity Fund	82,229	669,344
Columbia Multi-Advisor International Equity Fund	2,420,941	31,835,370
Columbia Multi-Advisor International Value Fund	4,145,877	27,984,672
RiverSource Partners International Select Growth Fund(a)	4,489,476	34,120,016
RiverSource Partners International Small Cap Fund	715,389	4,900,414

Total		117,513,252

REAL ESTATE (3.0%)

Columbia Real Estate Equity Fund	1,398,408	19,228,111

U.S. LARGE CAP (39.9%)

Columbia Contrarian Core Fund	2,448,951	37,983,228
Columbia Diversified Equity Income Fund	2,149,829	23,540,625
Columbia Dividend Income Fund	1,329,310	18,716,689
Columbia Large Cap Core Fund	1,098,130	15,571,481
Columbia Large Cap Growth Fund	1,921,369	50,339,865
Columbia Large Core Quantitative Fund	4,448,436	26,646,131
Columbia Large Growth Quantitative Fund(a)	3,897,443	37,610,329
Columbia Recovery & Infrastructure Fund	644,003	15,533,354
Columbia Select Large Cap Growth Fund(b)	894,773	12,678,932
Columbia Select Large Cap Value Fund	735,166	12,350,795

Total		250,971,429

U.S. MID CAP (13.2%)

Columbia Mid Cap Growth Fund(b)	710,108	21,615,678
Columbia Mid Cap Growth Opportunity Fund(b)	1,796,609	23,661,337
Columbia Mid Cap Value Fund	848,430	12,548,285
Columbia Mid Cap Value Opportunity Fund	2,905,367	25,480,068

Total		83,305,368

	Shares	Value

Equity Funds (continued)

U.S. SMALL CAP (5.3%)

Columbia Frontier Fund(b)	611,703	$7,756,397
Columbia Multi-Advisor Small Cap Value Fund(b)	1,423,415	9,280,667
Columbia Select Smaller Cap Value Fund(b)	247,605	4,573,268
Columbia Small Cap Growth I Fund(b)	314,821	11,679,844

Total		33,290,176

Total Equity Funds (Cost: $454,046,967)		$526,795,370

Fixed-Income Funds (15.6%)

FLOATING RATE (0.5%)

Columbia Floating Rate Fund	332,594	$3,026,604

GLOBAL BOND (1.5%)

Columbia Global Bond Fund	1,260,544	9,365,845

HIGH YIELD (1.7%)

Columbia Income Opportunities Fund	1,089,930	10,703,109

INFLATION PROTECTED SECURITIES (1.2%)

Columbia Inflation Protected Securities Fund	725,765	7,787,460

INVESTMENT GRADE (10.7%)

Columbia Diversified Bond Fund	10,211,913	51,978,637
Columbia Limited Duration Credit Fund	301,173	3,029,805
Columbia U.S. Government Mortgage Fund	568,858	3,071,832
Columbia U.S. Treasury Index Fund	818,048	9,113,052

Total		67,193,326

Total Fixed-Income Funds (Cost: $90,155,205)		$98,076,344

Alternative Investments (0.7%)

Columbia Convertible Securities Fund	291,538	$4,644,212

Total Alternative Investments (Cost: $4,329,962)		$4,644,212

Cash Equivalents (—%)

MONEY MARKET (—%)

Columbia Money Market Fund, 0.106%(c)	120	$120

Total Cash Equivalents (Cost: $120)		$120

Total Investments in Affiliated Funds (Cost: $548,532,254)(d)		$629,516,046(e)
Other Assets and Liabilities		(26,884)

Net Assets		$629,489,162

Notes to Investments in Affiliated Funds

(a)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

RiverSource Partners International Select Growth Fund	8.64%
Columbia Large Growth Quantitative Fund	5.06

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $548,532,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$81,979,000
Unrealized Depreciation	(995,000)

Net Unrealized Appreciation	$80,984,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$629,516,046	$—	$—	$629,516,046

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Conservative Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (23.1%)

DIVIDEND INCOME (0.8%)

Columbia Dividend Opportunity Fund	259,488	$2,231,600

INTERNATIONAL (4.8%)

Columbia Asia Pacific ex-Japan Fund	79,677	719,487
Columbia Emerging Markets Fund	51,253	610,423
Columbia European Equity Fund	222,739	1,483,442
Columbia Global Equity Fund	37,215	302,929
Columbia Multi-Advisor International Equity Fund	333,299	4,382,879
Columbia Multi-Advisor International Value Fund	429,133	2,896,646
RiverSource Partners International Select Growth Fund	397,536	3,021,271
RiverSource Partners International Small Cap Fund	45,440	311,266

Total		13,728,343

REAL ESTATE (2.6%)

Columbia Real Estate Equity Fund	537,820	7,395,022

U.S. LARGE CAP (10.2%)

Columbia Contrarian Core Fund	283,619	4,398,931
Columbia Diversified Equity Income Fund	265,069	2,902,502
Columbia Dividend Income Fund	205,253	2,889,959
Columbia Large Cap Core Fund	101,680	1,441,818
Columbia Large Cap Growth Fund	222,593	5,831,940
Columbia Large Core Quantitative Fund	484,425	2,901,706
Columbia Large Growth Quantitative Fund	451,049	4,352,621
Columbia Recovery & Infrastructure Fund	59,758	1,441,371
Columbia Select Large Cap Growth Fund(a)	103,707	1,469,535
Columbia Select Large Cap Value Fund	85,112	1,429,884

Total		29,060,267

U.S. MID CAP (3.1%)

Columbia Mid Cap Growth Fund(a)	49,150	1,496,137
Columbia Mid Cap Growth Opportunity Fund(a)	222,269	2,927,279
Columbia Mid Cap Value Fund	98,378	1,455,019
Columbia Mid Cap Value Opportunity Fund	336,305	2,949,394

Total		8,827,829

	Shares	Value

Equity Funds (continued)

U.S. SMALL CAP (1.6%)

Columbia Frontier Fund(a)	56,476	$716,123
Columbia Multi-Advisor Small Cap Value Fund(a)	219,861	1,433,493
Columbia Select Smaller Cap Value Fund(a)	38,082	703,366
Columbia Small Cap Growth I Fund(a)	49,931	1,852,426

Total		4,705,408

Total Equity Funds
(Cost: $49,308,762)		$65,948,469

Fixed-Income Funds (70.7%)

GLOBAL BOND (7.6%)

Columbia Global Bond Fund	2,917,467	$21,676,780

INFLATION PROTECTED SECURITIES (6.6%)

Columbia Inflation Protected Securities Fund	1,746,928	18,744,536

INVESTMENT GRADE (56.5%)

Columbia Diversified Bond Fund	13,071,271	66,532,768
Columbia Limited Duration Credit Fund(b)	5,160,141	51,911,017
Columbia U.S. Government Mortgage Fund	1,053,804	5,690,540
Columbia U.S. Treasury Index Fund	568,064	6,328,241
RiverSource Short Duration U.S. Government Fund(b)	6,411,242	30,645,736

Total		161,108,302

Total Fixed-Income Funds
(Cost: $189,901,582)		$201,529,618

Alternative Investments (1.3%)

Columbia Convertible Securities Fund	225,041	$3,584,915

Total Alternative Investments (Cost: $3,334,969)		$3,584,915

Cash Equivalents (4.9%)

MONEY MARKET (4.9%)

Columbia Money Market Fund, 0.106%(c)	13,841,768	$13,841,768

Total Cash Equivalents
(Cost: $13,841,768)		$13,841,768

Total Investments in Affiliated Funds
(Cost: $256,387,081)(d)		$284,904,770	(e)
Other Assets and Liabilities		42,862

Net Assets		$284,947,632

Notes to Investments in Affiliated Funds
(a)	Non-income producing.
(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

Columbia Limited Duration Credit Fund	6.51%
RiverSource Short Duration U.S. Government Fund	5.35

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $256,387,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,518,000
Unrealized Depreciation	(—)

Net Unrealized Appreciation	$28,518,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$284,904,770	$—	$—	$284,904,770
(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Aggressive Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (68.7%)

DIVIDEND INCOME (3.1%)

Columbia Dividend Opportunity Fund	4,593,223	$39,501,723

INTERNATIONAL (16.4%)

Columbia Asia Pacific ex-Japan Fund	707,875	6,392,109
Columbia Emerging Markets Fund	113,494	1,351,709
Columbia Emerging Markets Opportunity Fund	1,506,020	16,144,540
Columbia European Equity Fund	1,983,200	13,208,114
Columbia Global Equity Fund	174,664	1,421,763
Columbia Multi-Advisor International Equity Fund	4,172,900	54,873,632
Columbia Multi-Advisor International Value Fund(a)	7,545,519	50,932,252
RiverSource Partners International Select Growth Fund(a)	7,454,547	56,654,559
RiverSource Partners International Small Cap Fund(a)	1,461,503	10,011,298

Total		210,989,976

REAL ESTATE (2.6%)

Columbia Real Estate Equity Fund	2,378,017	32,697,729

U.S. LARGE CAP (32.6%)

Columbia Contrarian Core Fund	3,971,171	61,592,862
Columbia Diversified Equity Income Fund	4,113,592	45,043,836
Columbia Dividend Income Fund	1,816,151	25,571,408
Columbia Large Cap Core Fund	1,800,349	25,528,940
Columbia Large Cap Growth Fund	3,197,631	83,777,938
Columbia Large Core Quantitative Fund	6,976,390	41,788,576
Columbia Large Growth Quantitative Fund(a)	6,327,502	61,060,390
Columbia Recovery & Infrastructure Fund	1,056,962	25,493,931
Columbia Select Large Cap Growth Fund(b)	1,831,631	25,954,214
Columbia Select Large Cap Value Fund	1,318,230	22,146,268

Total		417,958,363

U.S. MID CAP (10.0%)

Columbia Mid Cap Growth Fund(b)	814,058	24,779,936
Columbia Mid Cap Growth Opportunity Fund(b)	3,192,098	42,039,934
Columbia Mid Cap Value Fund	1,520,840	22,493,219
Columbia Mid Cap Value Opportunity Fund	4,465,910	39,166,026

Total		128,479,115

	Shares	Value

Equity Funds (continued)

U.S. SMALL CAP (4.0%)
Columbia Frontier Fund(a)(b)	1,249,314	$15,841,305
Columbia Multi-Advisor Small Cap Value Fund(b)	2,430,978	15,849,979
Columbia Select Smaller Cap Value Fund(b)	168,257	3,107,703
Columbia Small Cap Growth I Fund(b)	461,516	17,122,229

Total		51,921,216

Total Equity Funds (Cost: $759,011,817)		$881,548,122

Fixed-Income Funds (30.3%)

FLOATING RATE (0.7%)

Columbia Floating Rate Fund	1,022,854	$9,307,973

GLOBAL BOND (3.0%)

Columbia Global Bond Fund(a)	5,166,453	38,386,742

HIGH YIELD (3.6%)

Columbia Income Opportunities Fund	4,785,932	46,997,852

INFLATION PROTECTED SECURITIES (2.5%)
Columbia Inflation Protected Securities Fund(a)	2,974,675	31,918,266

INVESTMENT GRADE (20.5%)

Columbia Diversified Bond Fund	42,469,808	216,171,320
Columbia Limited Duration Credit Fund	926,068	9,316,247
Columbia U.S. Government Mortgage Fund	1,749,317	9,446,311
Columbia U.S. Treasury Index Fund	2,514,435	28,010,808

Total		262,944,686

Total Fixed-Income Funds (Cost: $361,104,054)		$389,555,519

Alternative Investments (1.0%)

Columbia Convertible Securities Fund	796,635	$12,690,401

Total Alternative Investments (Cost: $11,774,390)		$12,690,401

Cash Equivalents (—%)

MONEY MARKET (—%)

Columbia Money Market Fund, 0.106%(c)	16	$16

Total Cash Equivalents
(Cost: $16)		$16

Total Investments in Affiliated Funds
(Cost: $1,131,890,277)(d)		$1,283,794,058	(e)
Other Assets and Liabilities		(288,974)

Net Assets		$1,283,505,084

Notes to Investments in Affiliated Funds

(a)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
RiverSource Partners International Select Growth Fund	14.34%
Columbia Frontier Fund	9.95
Columbia Large Growth Quantitative Fund	8.21
Columbia Multi-Advisor International Value Fund	8.20
Columbia Global Bond Fund	7.63
RiverSource Partners International Small Cap Fund	7.11
Columbia Inflation Protected Securities Fund	6.04

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $1,131,890,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$153,475,000
Unrealized Depreciation	(1,571,000)

Net Unrealized Appreciation	$151,904,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$1,283,794,058	$—	$—	$1,283,794,058

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Conservative Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (38.1%)

DIVIDEND INCOME (1.5%)

Columbia Dividend Opportunity Fund	920,294	$7,914,526

INTERNATIONAL (7.5%)

Columbia Asia Pacific ex-Japan Fund	141,623	1,278,857
Columbia Emerging Markets Fund	45,464	541,481
Columbia Emerging Markets Opportunity Fund	235,247	2,521,842
Columbia European Equity Fund	399,599	2,661,329
Columbia Global Equity Fund	65,644	534,341
Columbia Multi-Advisor International Equity Fund	886,441	11,656,699
Columbia Multi-Advisor International Value Fund	763,111	5,151,000
RiverSource Partners International Select Growth Fund	1,581,187	12,017,022
RiverSource Partners International Small Cap Fund	235,759	1,614,952

Total		37,977,523

REAL ESTATE (2.6%)

Columbia Real Estate Equity Fund	953,670	13,112,957

U.S. LARGE CAP (17.7%)

Columbia Contrarian Core Fund	838,537	13,005,711
Columbia Diversified Equity Income Fund	940,703	10,300,697
Columbia Dividend Income Fund	454,840	6,404,150
Columbia Large Cap Core Fund	360,575	5,112,952
Columbia Large Cap Growth Fund	690,794	18,098,808
Columbia Large Core Quantitative Fund	1,502,780	9,001,655
Columbia Large Growth Quantitative Fund	1,332,322	12,856,908
Columbia Recovery & Infrastructure Fund	211,798	5,108,573
Columbia Select Large Cap Growth Fund(a)	367,748	5,210,982
Columbia Select Large Cap Value Fund	301,840	5,070,904

Total		90,171,340

U.S. MID CAP (5.4%)

Columbia Mid Cap Growth Fund(a)	130,843	3,982,860
Columbia Mid Cap Growth Opportunity Fund(a)	786,878	10,363,185
Columbia Mid Cap Value Fund	261,575	3,868,694
Columbia Mid Cap Value Opportunity Fund	1,043,993	9,155,820

Total		27,370,559

	Shares	Value

Equity Funds (continued)

U.S. SMALL CAP (3.4%)

Columbia Frontier Fund(a)	200,310	$2,539,935
Columbia Multi-Advisor Small Cap Value Fund(a)	584,423	3,810,437
Columbia Select Smaller Cap Value Fund(a)	134,909	2,491,774
Columbia Small Cap Growth I Fund(a)	227,870	8,453,968

Total		17,296,114

Total Equity Funds (Cost: $153,038,164)		$193,843,019

Fixed-Income Funds (60.7%)

FLOATING RATE (1.2%)

Columbia Floating Rate Fund	683,085	$6,216,069

GLOBAL BOND (5.8%)

Columbia Global Bond Fund(b)	3,968,021	29,482,396

HIGH YIELD (7.4%)

Columbia Income Opportunities Fund	3,835,706	37,666,630

INFLATION PROTECTED SECURITIES (5.3%)

Columbia Inflation Protected Securities Fund(b)	2,503,037	26,857,590

INVESTMENT GRADE (41.0%)

Columbia Diversified Bond Fund	21,210,881	107,963,386
Columbia Limited Duration Credit Fund(b)	4,946,982	49,766,638
Columbia U.S. Government Mortgage Fund	1,635,325	8,830,759
Columbia U.S. Treasury Index Fund	1,231,479	13,718,674
RiverSource Short Duration U.S. Government Fund	5,943,633	28,410,564

Total		208,690,021

Total Fixed-Income Funds (Cost: $290,328,104)		$308,912,706

Alternative Investments (1.2%)

Columbia Convertible Securities Fund	399,034	$6,356,608

Total Alternative Investments (Cost: $5,910,021)		$6,356,608

Cash Equivalents (—%)

MONEY MARKET (—%)

Columbia Money Market Fund, 0.106%(c)	36	$36

Total Cash Equivalents (Cost: $36)		$36

Total Investments in Affiliated Funds (Cost: $449,276,325)(d)		$509,112,369(e)
Other Assets and Liabilities		(195,579)

Net Assets		$508,916,790

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

Columbia Limited Duration Credit Fund	6.25%
Columbia Global Bond Fund	5.86
Columbia Inflation Protected Securities Fund	5.09

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $449,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,836,000
Unrealized Depreciation	(—)

Net Unrealized Appreciation	$59,836,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$509,112,369	$—	$—	$509,112,369

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Fund

April 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds (53.3%)

DIVIDEND INCOME (2.3%)

Columbia Dividend Opportunity Fund	4,041,022	$34,752,783

INTERNATIONAL (12.7%)

Columbia Asia Pacific ex-Japan Fund	831,105	7,504,877
Columbia Emerging Markets Fund	133,056	1,584,703
Columbia Emerging Markets Opportunity Fund	1,272,170	13,637,661
Columbia European Equity Fund(a)	2,319,169	15,445,663
Columbia Global Equity Fund	201,099	1,636,946
Columbia Multi-Advisor International Equity Fund	3,448,038	45,341,704
Columbia Multi-Advisor International Value Fund(a)	6,120,848	41,315,722
RiverSource Partners International Select Growth Fund(a)	7,192,070	54,659,732
RiverSource Partners International Small Cap Fund(a)	1,372,088	9,398,804

Total		190,525,812

REAL ESTATE (2.5%)

Columbia Real Estate Equity Fund(a)	2,780,185	38,227,545

U.S. LARGE CAP (25.2%)

Columbia Contrarian Core Fund	3,666,807	56,872,180
Columbia Diversified Equity Income Fund	3,802,574	41,638,186
Columbia Dividend Income Fund	1,864,386	26,250,556
Columbia Large Cap Core Fund	1,321,725	18,742,060
Columbia Large Cap Growth Fund	2,876,917	75,375,212
Columbia Large Core Quantitative Fund	6,325,121	37,887,477
Columbia Large Growth Quantitative Fund(a)	5,884,481	56,785,241
Columbia Recovery & Infrastructure Fund	1,083,001	26,121,985
Columbia Select Large Cap Growth Fund(b)	1,345,644	19,067,778
Columbia Select Large Cap Value Fund	1,104,711	18,559,137

Total		377,299,812

U.S. MID CAP (7.0%)

Columbia Mid Cap Growth Fund(b)	433,979	13,210,334
Columbia Mid Cap Growth Opportunity Fund(b)	2,881,996	37,955,886
Columbia Mid Cap Value Fund	1,273,959	18,841,847
Columbia Mid Cap Value Opportunity Fund	3,929,154	34,458,682

Total		104,466,749

	Shares	Value

Equity Funds (continued)

U.S. SMALL CAP (3.6%)

Columbia Frontier Fund(a)(b)	1,172,761	$14,870,611
Columbia Multi-Advisor Small Cap Value Fund(b)	2,281,745	14,876,974
Columbia Select Smaller Cap Value Fund(b)	197,655	3,650,692
Columbia Small Cap Growth I Fund(b)	541,423	20,086,802

Total		53,485,079

Total Equity Funds (Cost: $651,981,089)		$798,757,780

Fixed-Income Funds (45.5%)

FLOATING RATE (1.0%)

Columbia Floating Rate Fund	1,599,934	$14,559,396

GLOBAL BOND (4.2%)

Columbia Global Bond Fund(a)	8,586,768	63,799,687

HIGH YIELD (5.4%)

Columbia Income Opportunities Fund	8,236,066	80,878,168

INFLATION PROTECTED SECURITIES (4.0%)

Columbia Inflation Protected Securities Fund(a)	5,583,626	59,912,302

INVESTMENT GRADE (30.9%)

Columbia Diversified Bond Fund(a)	73,660,007	374,929,434
Columbia Limited Duration Credit Fund	1,810,704	18,215,688
Columbia U.S. Government Mortgage Fund	3,420,386	18,470,084
Columbia U.S. Treasury Index Fund	3,605,749	40,168,042
RiverSource Short Duration U.S. Government Fund	2,270,265	10,851,868

Total		462,635,116

Total Fixed-Income Funds (Cost: $629,532,007)		$681,784,669

Alternative Investments (1.2%)

Columbia Convertible Securities Fund	1,168,325	$18,611,423

Total Alternative Investments (Cost: $17,342,705)		$18,611,423

Cash Equivalents (—%)

MONEY MARKET (—%)

Columbia Money Market Fund, 0.106%(c)	239	$239

Total Cash Equivalents (Cost: $239)		$239

Total Investments in Affiliated Funds (Cost: $1,298,856,040)(d)		$1,499,154,111	(e)
Other Assets and Liabilities		(343,636)

Net Assets		$1,498,810,475

Notes to Investments in Affiliated Funds

(a)	The fund does not invest in underlying funds for the purpose of exercising management control. At April 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held

RiverSource Partners International Select Growth Fund	13.82%
Columbia Global Bond Fund	12.66
Columbia Inflation Protected Securities Fund	11.33
Columbia Frontier Fund	9.33
Columbia Large Growth Quantitative Fund	7.61
Columbia Diversified Bond Fund	7.23
RiverSource Partners International Small Cap Fund	6.67
Columbia Multi-Advisor International Value Fund	6.63
Columbia European Equity Fund	5.34
Columbia Real Estate Equity Fund	5.03

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2011.

(d)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $1,298,856,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$200,298,000
Unrealized Depreciation	(—)

Net Unrealized Appreciation	$200,298,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

Fair value at April 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$1,499,154,111	$—	$—	$1,499,154,111

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	June 21, 2011